Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Borrowings
10.	Borrowings

Interest expense related to borrowing was NT$1,427, NT$2,521 and NT$2,940 for the years ended December 31, 2021, 2022 and 2023, respectively. Borrowing as of December 31, 2022 and 2023 represented the following:

	As of December 31,
	2022		2023
Short-term borrowings	NT$	108,370	NT$	90,000
Long-term borrowings, current	NT$	21,067	NT$	7,316
Long-term borrowings, non-current		47,700		43,157
Subtotal of long-term borrowings	NT$	68,767	NT$	50,473
Total borrowings	NT$	177,137	NT$	140,473

As of December 31, 2022, the short-term bank borrowings consisted of collateralized loans obtained from Chuang Hwa Bank and First Commercial Bank. These loans were secured by time deposits held in the same banks. The collateralized time deposits were categorized as restricted cash (Note 5).

As of December 31, 2023, the short-term bank borrowings were collateralized loans from Chuang Hwa Bank, backed by time deposits held within the bank. The collateralized time deposit continued to be classified as restricted cash (Note 5). The borrowing period and interest rate range represented the following:

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2022
Chuang Hwa Bank	1.90%	November 11, 2022	November 11, 2023	NT$	82,000
First Commercial Bank	1.75%~2.08%	June 10, 2022	April 6, 2023		26,370
Total				NT$	108,370

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023
Chuang Hwa Bank	1.81%	November 13, 2023	November 13, 2024	NT$	82,000
E.Sun Bank	2.43%	October 28, 2023	April 28, 2024		8,000
Total				NT$	90,000

The long-term bank borrowings were obtained from Chuang Hwa Bank. The credit borrowing was secured by the Credit Guarantee Fund for Small and Medium Enterprises and the guaranteed borrowing was guaranteed by the property and equipment of NT$27,047 and NT$ 23,739 as of December 31, 2022 and 2023, respectively (Note 8). The borrowing period and interest rate range represented the following:

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2022		As of December 31, 2023
Guaranteed borrowing	2.15%	December 05, 2022	December 05, 2027	NT$	15,800	NT$	12,640
Credit borrowing	2.0%~2.1%	August 21, 2020	June 29, 2026		52,967		37,833
Total				NT$	68,767	NT$	50,473